Related parties	6 Months Ended
Jun. 30, 2019
Related parties
Related parties

13.   Related parties

The parties related to the Group are deemed to include, in addition to its subsidiaries, associates and jointly controlled entities, the Bank’s key management personnel (the members of its board of directors and the executive vice presidents, together with their close family members) and the entities over which the key management personnel may exercise significant influence or control.

Following is a detail of the transactions performed by the Group with its related parties in the first six months of 2019 and 2018, distinguishing between significant shareholders, members of the Bank’s board of directors, the Bank’s executive vice presidents, Group entities and other related parties. Related party transactions were made on terms equivalent to those that prevail in arm’s-length transactions or, when this was not the case, the related compensation in kind was recognised:

	Millions of euros
	06-30-2019
Expenses and income	Significant shareholders	Directors and executives	Individuals, Group companies or entities	Other related parties	Total

Expenses:
Finance costs	—	—	1	—	1
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	13	—	13
	—	—	14	—	14
Income:
Finance income	—	—	46	—	46
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	490	—	490
	—	—	536	—	536

	Millions of euros
	06-30-2019
Other transactions	Significant shareholders	Directors and executives	Individuals, Group companies or entities	Other related parties	Total

Financing agreements: loans and capital contributions (lender)	—	—	617	(6)	611
Financing agreements: loans and capital contributions (borrower)	—	—	289	12	301
Guarantees provided	—	—	(21)	—	(21)
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	75	(24)	51
Dividends and other distributed profit	—	5	—	20	25
Other transactions	—	—	—	—	—

	Millions of euros
	06-30-2019
Balance closing period	Significant shareholders	Directors and executives	Individuals, Group companies or entities	Other related parties	Total

Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	24	7,688	61	7,773
Other collection rights	—	—	515	17	532
	—	24	8,203	78	8,305
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	35	2,222	77	2,334
Other payment obligations	—	—	42	—	42
	—	35	2,264	77	2,376

	Millions of euros
	06-30-2018
Expenses and income	Significant shareholders	Directors and executives	Individuals, Group companies or entities	Other related parties	Total

Expenses:
Finance costs	—	—	1	1	2
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	47	—	47
	—	—	48	1	49
Income:
Finance income	—	—	33	6	39
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	437	14	451
	—	—	470	20	490

	Millions of euros
	06-30-2018
Other transactions	Significant shareholders	Directors and executives	Individuals, Group companies or entities	Other related parties	Total

Financing agreements: loans and capital contributions (lender)	—	1	324	(164)	161
Financing agreements: loans and capital contributions (borrower)	—	2	(251)	335	86
Guarantees provided	—	—	—	31	31
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	75	(2)	73
Dividends and other distributed profit	—	4	—	18	22
Other transactions	—	—	9	220	229